Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of the Statutory Income Tax Rate [Abstract]
Statutory income tax (benefit) expense	[1]	(15.52%)	24.38%	(18.82%)
Temporary differences		33.78%	(13.10%)
Valuation allowance		0.01%		18.82%
Total		18.27%	11.28%

[1]	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Company’s branch and entities operate.